Cover	Sep. 09, 2021
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On September 15, 2021, TMC the metals company Inc., a company existing under the laws of British Columbia (f/k/a Sustainable Opportunities Acquisition Corp.) (the “Company”, and prior to the Business Combination, “SOAC”), filed a Current Report on Form 8-K (the “Original Report”) to report the consummation of the Business Combination and related matters under Items 1.01, 2.01, 3.02, 3.03, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 3.01, 5.03, 7.01 and 8.01 of Form 8-K. Capitalized terms used herein by not defined herein have the meanings given to such terms in the Original Report.
Document Period End Date	Sep. 09, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39281
Entity Registrant Name	TMC the metals Co Inc.
Entity Central Index Key	0001798562
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	595 Howe Street, 10th Floor
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T5
City Area Code	(574)
Local Phone Number	252-9333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Sustainable Opportunities Acquisition Corp.
TMC Common Shares without par value
Entity Addresses [Line Items]
Title of 12(b) Security	TMC Common Shares without par value
Trading Symbol	TMC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one TMC Common Share, each at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one TMC Common Share, each at an exercise price of $11.50 per share
Trading Symbol	TMCWW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1601 Bryan Street, Suite 4141
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201